EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Employee benefits obligations	$ 109.7	$ 222.2
Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations	14.8	119.6
Funded and unfunded defined benefit pension obligations | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations	638.7	761.5	$ 649.2
Funded and unfunded defined benefit pension obligations | Unfunded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations	94.9	102.6	93.7
Fair value of plan assets | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations	$ (623.9)	$ (641.9)	$ (530.1)